TRADE ACCOUNTS RECEIVABLE - Summary of Trade Receivables by Exposure to Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	R$ 3,893,880	R$ 3,933,550
Allowance for expected credit losses	(369,485)	(431,151)
Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	3,893,880	3,933,550
Allowance for expected credit losses	(369,485)	(431,151)	R$ (453,981)	R$ (432,108)
Current [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	3,150,046	2,814,843
Allowance for expected credit losses	(111,784)	(94,148)
Up to 30 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	348,851	621,711
Allowance for expected credit losses	(48,397)	(59,764)
31 to 60 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	89,271	142,507
Allowance for expected credit losses	(32,502)	(53,609)
61 to 90 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	66,496	106,124
Allowance for expected credit losses	(31,128)	(48,851)
91 to 180 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	239,194	248,365
Allowance for expected credit losses	(145,656)	(174,779)
Over 180 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	22
Allowance for expected credit losses	R$ (18)